Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
4.	Revenue
Revenue by geographic region is based on the country in which our customer is located and is summarized by geographic area as follows (in thousands):

	Three Months Ended September 30,
	2024	2023
Turkey	$966	$3,517
Australia	$543	$979
Italy	511	626
Chile	—	1,956
All Other Countries	3,347	11,122

Total Revenues	$5,367	$18,200

For the three months ended September 30, 2024, $1.8 million of revenue was generated in five countries included within All Other Countries in the table above, representing approximately 34% of Total Revenues, with each country responsible for approximately 5% to 8% of the total. Remaining revenue was generated by sales in 36 other countries included within All Other Countries. For the three months ended September 30, 2023, $5.9 million of revenue was generated in five countries included within All Other Countries, representing approximately 33% of Total Revenues, with each country responsible for approximately 5% to 7% of the total. Remaining revenue was generated by sales in 45 other countries included within All Other Countries.

	Nine Months Ended September 30,
	2024	2023
Spain	$3,001	$3,715
United Kingdom	2,534	3,456
France	2,431	4,423
Turkey	1,573	5,495
All Other Countries	16,980	28,143

Total Revenues	$26,519	$45,232

For the nine months ended September 30, 2024, $7.2 million of revenue was generated in five countries included within All Other Countries in the table above, representing approximately 27% of Total Revenues, with each country responsible for approximately 4% to 8% of the total. Remaining revenue was generated by sales in 49 other countries included within All Other Countries. For the nine months ended September 30, 2023, $11.1 million of revenue was generated in five countries included within All Other Countries, representing approximately 25% of Total Revenues, with each country responsible for approximately 4% to 7% of the total. Remaining revenue was generated by sales in 58 other countries included within All Other Countries. No revenue was generated in the United States for the three and nine months ended September 30, 2024.

4.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2023	2022
France	$5,569	$6,032
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211

There is currently no revenue generated in the United States. For the year ended December 31, 2023, $13.3 million of revenue was generated in four countries included within All other countries in the table above, representing approximately 25% of Total Revenues, with each country responsible for approximately
5%-9%
of the total. The remaining revenue was generated by sales in 55 other countries included within All other countries. For the year ended December 31, 2022, $16.0 million of revenue was generated in four countries included within All other countries, representing approximately 25% of Total Revenues, with each country responsible for approximately
6%-7%
of the total. Remaining revenue was generated by sales in 50 other countries included within All other countries.